Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2021
SAE-NPRT3-0122
1.918362.111
Common Stocks - 54.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 0.3%
Hellenic Telecommunications Organization SA	129,032	2,232,343
KT Corp.	196,383	5,019,199
LG Uplus Corp.	682,327	7,814,137
Orange Polska SA (a)	144,783	300,867
PT Telkom Indonesia Persero Tbk	12,573,700	3,500,841
Saudi Telecom Co.	94,675	2,801,185
Telefonica Brasil SA	267,777	2,395,387
Telkom SA Ltd. (a)	377,900	1,235,655
		25,299,614
Entertainment - 0.7%
Bilibili, Inc.:
ADR (a)(b)	244,500	16,139,445
Class Z (a)	75,280	4,952,332
FriendTimes, Inc.	248,252	41,704
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	27,889	1,647,056
Gravity Co. Ltd. ADR (a)	824	64,692
IGG, Inc.	421,000	398,973
International Games Systems Co. Ltd.	14,000	394,419
NetDragon WebSoft, Inc.	152,000	346,571
NetEase, Inc.	256,700	5,550,092
NetEase, Inc. ADR	175,600	18,917,388
NHN Corp. (a)	2,843	217,217
Sea Ltd. ADR (a)	67,408	19,418,223
TEN Square Games SA	1,452	123,734
UserJoy Technology Co. Ltd.	19,000	56,380
Workpoint Entertainment PCL NVDR	188,500	123,744
Youzu Interactive Co. Ltd. (A shares) (a)	177,462	427,740
		68,819,710
Interactive Media & Services - 4.4%
AfreecaTV Co. Ltd.	7,702	1,328,604
Autohome, Inc. ADR Class A	165,000	5,638,050
Baidu, Inc.:
Class A	185,906	3,472,643
sponsored ADR (a)	54,002	8,091,660
Hello Group, Inc. ADR	72,600	839,982
Kuaishou Technology Class B (c)	183,700	2,001,195
Mail.Ru Group Ltd. GDR (Reg. S) (a)	129,792	2,177,910
NAVER Corp.	113,670	36,603,281
Sohu.Com Ltd. ADR (a)	29,603	499,403
Tencent Holdings Ltd.	5,431,672	316,770,116
Yandex NV Series A (a)	663,708	47,747,154
		425,169,998
Media - 0.1%
Astro Malaysia Holdings Bhd	193,200	44,134
Cheil Worldwide, Inc.	31,153	571,359
China South Publishing & Media Group Co. Ltd. (A Shares)	506,365	731,187
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,812,741	3,044,828
Korea Business News Co. Ltd.	8,585	47,381
Media Prima Bhd (a)	364,400	39,887
Shandong Publishing & Media Co. Ltd. (A Shares)	1,516,200	1,353,176
Woongjin Holdings Co. Ltd.	55,931	138,743
		5,970,695
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV Series L sponsored ADR	205,808	3,585,175
Bharti Airtel Ltd. (a)	1,974,801	19,149,785
Bharti Airtel Ltd.	50,937	265,062
MTN Group Ltd. (a)	957,874	9,662,258
SK Telecom Co. Ltd.	11,281	519,629
VEON Ltd. sponsored ADR (a)	279,279	483,153
Vodafone Qatar QSC (a)	93,166	41,043
		33,706,105
TOTAL COMMUNICATION SERVICES		558,966,122
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.3%
Anhui Zhongding Sealing Parts Co. Ltd. (A Shares)	47,740	177,554
Balkrishna Industries Ltd.	44,509	1,288,894
Chaowei Power Holdings Ltd.	68,000	18,225
DTR Automotive Corp.	1,408	71,044
Fras-Le SA	12,400	27,659
Fuyao Glass Industries Group Co. Ltd. (A Shares)	1,269,626	9,174,630
Guangdong Dongfang Precision Science & Technology Co. Ltd. (a)	943,200	914,404
Hankook Tire Co. Ltd.	29,749	965,501
Huayu Automotive Systems Co. Ltd. (A Shares)	2,153,498	8,729,986
Hyundai Mobis	18,136	3,379,864
MAHLE Metal Leve SA	72,228	376,310
Nexteer Auto Group Ltd.	430,000	559,143
Ningbo Huaxiang Electronic Co. Ltd. (A Shares)	224,686	728,324
Somboon Advance Technology PCL unit	71,100	43,718
Tianneng Power International Ltd.	1,305,826	1,446,824
Yoo Sung Enterprise	12,624	31,048
		27,933,128
Automobiles - 1.5%
Aeon Motor Co. Ltd.	15,000	23,545
Bajaj Auto Ltd.	170,504	7,356,646
BYD Co. Ltd. (H Shares)	134,000	5,270,702
Dongfeng Motor Group Co. Ltd. (H Shares)	2,384,000	2,213,409
Eicher Motors Ltd.	312,432	9,861,577
Great Wall Motor Co. Ltd. (H Shares)	3,460,500	14,466,825
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,933,720	7,095,548
Hyundai Motor Co.	69,803	11,533,737
Kia Corp.	477,263	31,382,428
Li Auto, Inc. ADR (a)	285,000	10,100,400
Maruti Suzuki India Ltd.	147,742	13,904,273
SAIC Motor Corp. Ltd. (A Shares)	8,213	25,745
Tofas Turk Otomobil Fabrikasi A/S	655,334	4,119,701
UMW Holdings Bhd	79,400	58,192
XPeng, Inc. ADR (a)	393,300	21,631,500
		139,044,228
Distributors - 0.0%
Inter Cars SA	261	27,007
Xinhua Winshare Publishing and Media Co. Ltd.	178,000	134,447
		161,454
Diversified Consumer Services - 0.0%
Visang Education, Inc.	8,025	48,902
YDUQS Participacoes SA	385,998	1,498,855
		1,547,757
Hotels, Restaurants & Leisure - 0.8%
Huazhu Group Ltd. ADR (a)	147,479	5,828,370
Jiumaojiu International Holdings Ltd. (c)	681,000	1,413,001
MakeMyTrip Ltd. (a)(b)	50,469	1,228,920
Sands China Ltd. (a)	2,521,522	5,762,458
Shangri-La Asia Ltd. (a)	3,668,000	2,902,226
Songcheng Performance Development Co. Ltd. (A Shares)	2,440,041	5,060,814
Tongcheng-Elong Holdings Ltd. (a)	1,945,600	4,031,918
Trip.com Group Ltd. ADR (a)	423,819	11,655,023
Yum China Holdings, Inc.	20,400	1,020,785
Yum China Holdings, Inc.	734,823	36,814,632
		75,718,147
Household Durables - 0.9%
Ecovacs Robotics Co. Ltd. Class A	74,121	1,909,190
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	741,431	4,026,186
Haier Smart Home Co. Ltd. (A Shares)	3,334,922	14,263,403
Hisense Home Appliances Group Co. Ltd. (H Shares)	27,000	26,037
Huisen Household International Group Ltd.	350,000	101,436
LG Electronics, Inc.	124,239	12,127,998
Midea Group Co. Ltd. (A Shares)	3,876,592	41,285,830
Skyworth Group Ltd. (a)	2,127,457	1,293,171
TCL Electronics Holdings Ltd.	591,000	312,249
TTK Prestige Ltd.	1,877	249,282
Viomi Technology Co. Ltd. ADR Class A (a)(b)	71,922	217,924
Zhejiang Supor Cookware Co. Ltd.	1,098,407	10,621,116
		86,433,822
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd. (a)	3,784,524	60,430,151
Alibaba Group Holding Ltd. sponsored ADR (a)	876,455	111,774,306
Coupang, Inc. Class A (b)	228,730	6,061,345
D-MARKET Electronic Services & Trading ADR (b)	239,315	586,322
JD Health International, Inc. (c)	479,950	4,185,253
JD.com, Inc.:
Class A (a)	569,130	24,033,168
sponsored ADR (a)	924,151	77,730,341
Leju Holdings Ltd. ADR (a)(b)	9,926	10,099
Meituan Class B (a)(c)	2,056,000	62,490,712
MercadoLibre, Inc. (a)	9,906	11,772,389
momo.com, Inc.	73,700	4,735,444
Naspers Ltd. Class N	46,900	7,183,506
Ozon Holdings PLC ADR (b)	50,343	2,028,319
PChome Online, Inc.	108,000	525,687
Pinduoduo, Inc. ADR (a)	153,311	10,195,182
Prosus NV	164,178	13,204,898
Successmore Being PCL:
unit	257,100	74,843
warrants (a)	85,700	7,182
Vipshop Holdings Ltd. ADR (a)	126,160	1,232,583
		398,261,730
Leisure Products - 0.0%
Bafang Electric Suzhou Co. Ltd. (A Shares)	68,128	2,651,450
Goodbaby International Holdings Ltd. (a)	214,000	31,285
		2,682,735
Multiline Retail - 0.2%
El Puerto de Liverpool S.A.B. Dcv Series C	42,580	163,469
Falabella SA	826,112	2,556,092
Lojas Renner SA	2,178,993	11,027,038
Magazine Luiza SA	350,193	485,873
Pepco Group NV (c)	642,136	7,241,853
PT Matahari Department Store Tbk	190,377	52,238
Savezon I&C Corp.	11,337	27,548
Shinsegae Co. Ltd.	1,551	285,115
Woolworths Holdings Ltd.	59,920	193,672
		22,032,898
Specialty Retail - 0.5%
Auto Partner SA	5,132	17,368
Bermaz Auto Bhd	80,700	28,612
Cashbuild Ltd.	677	9,827
China Harmony Auto Holding Ltd.	678,500	374,141
China International Travel Service Corp. Ltd. (A Shares)	104,800	3,383,115
China Yongda Automobiles Services Holdings Ltd.	259,000	393,250
Dogus Otomotiv Servis ve Ticaret A/S	155,951	544,132
EEKA Fashion Holdings Ltd.	93,000	126,656
Foschini Group Ltd./The	261,513	1,976,260
Grand Baoxin Auto Group Ltd. (a)	247,000	23,756
Index Living Mall PCL NVDR	55,500	29,015
Lewis Group Ltd.	11,913	35,737
LOTTE Hi-Mart Co. Ltd.	132	2,599
Motus Holdings Ltd.	96,531	640,684
Mr Price Group Ltd.	634,001	7,884,892
Pop Mart International Group Ltd. (c)	272,000	1,880,072
Pou Sheng International (Holdings) Ltd. (a)	291,000	41,049
Shan-Loong Transportation Co. Ltd.	56,000	72,876
Shinsegae International Co. Ltd.	3,438	405,349
SSI Group, Inc. (a)	143,000	3,303
Super Group Ltd.	13,052	26,892
Truworths International Ltd.	112,068	348,229
United Electronics Co.	34,136	1,146,480
Vibra Energia SA	335,000	1,296,655
Zhongsheng Group Holdings Ltd. Class H	2,594,500	21,343,572
		42,034,521
Textiles, Apparel & Luxury Goods - 1.0%
Anta Sports Products Ltd.	350,400	5,580,877
Cabbeen Fashion Ltd.	84,000	32,747
CCC SA (a)	3,244	80,839
CECEP COSTIN New Materials Group Ltd. (a)(d)	741,000	28,507
China Lilang Ltd.	55,756	30,030
ECLAT Textile Co. Ltd.	313,000	6,554,144
Fila Holdings Corp.	45,588	1,346,626
Filatex India Ltd. (a)	68,988	82,354
Huvis Corp.	9,132	59,353
JNBY Design Ltd.	373,220	628,893
Kddl Ltd.	299	2,680
KPR Mill Ltd.	20,735	145,545
LG Fashion Corp.	7,144	101,136
Li Ning Co. Ltd.	4,817,000	54,730,213
Mirza International Ltd. (a)	85,473	97,253
Monte Carlo Fashions Ltd. (a)	10,276	75,537
Page Industries Ltd.	543	277,580
Pou Chen Corp.	787,000	909,582
Rupa & Co. Ltd.	20,832	115,783
Shenzhou International Group Holdings Ltd.	1,349,900	25,348,227
Sutlej Textiles & Industries Ltd.	12,472	12,680
Titan Co. Ltd.	47,950	1,516,714
Vardhman Textiles Ltd.	183	4,951
Weiqiao Textile Co. Ltd. (H Shares)	139,556	46,531
Welspun India Ltd. (a)	290,155	532,788
XTEP International Holdings Ltd.	362,500	490,895
Youngone Corp.	7,599	248,873
Zhejiang Semir Garment Co. Ltd. (A Shares)	431,700	490,422
		99,571,760
TOTAL CONSUMER DISCRETIONARY		895,422,180
CONSUMER STAPLES - 3.3%
Beverages - 1.0%
Arca Continental S.A.B. de CV	317,343	1,935,359
Beijing Yanjing Brewery Co. Ltd. (A Shares)	1,526,870	1,631,400
Budweiser Brewing Co. APAC Ltd. (c)	3,072,600	7,801,677
China Resources Beer Holdings Co. Ltd.	1,640,000	13,417,799
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	125,066	8,847,169
Heineken NV (Bearer)	169,765	16,931,131
Kweichow Moutai Co. Ltd. (A Shares)	61,974	18,801,367
Thai Beverage PCL	17,314,300	8,501,397
Wuliangye Yibin Co. Ltd. (A Shares)	616,292	21,110,202
		98,977,501
Food & Staples Retailing - 0.9%
Atacadao SA	1,013,300	2,763,128
Bid Corp. Ltd.	262,242	5,028,743
Bim Birlesik Magazalar A/S JSC	347,411	1,761,388
Clicks Group Ltd.	168,435	2,984,270
CP ALL PCL:
(For. Reg.)	9,239,500	16,055,570
rights (a)	615,966	137,227
Magnit OJSC	55,565	4,349,908
President Chain Store Corp.	531,000	5,168,387
Raia Drogasil SA	3,537,974	14,084,306
Shoprite Holdings Ltd.	653,855	8,056,622
Wal-Mart de Mexico SA de CV Series V	4,926,009	15,479,281
X5 Retail Group NV GDR (Reg. S)	175,806	4,876,858
Yifeng Pharmacy Chain Co. Ltd.	479,778	3,403,670
		84,149,358
Food Products - 1.1%
Angel Yeast Co. Ltd. (A Shares)	1,012,000	8,907,852
AVI Ltd.	402,650	2,042,800
China Mengniu Dairy Co. Ltd.	10,745,496	59,942,174
Dwarikesh Sugar Industries Ltd.	174,073	152,633
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	148,500	913,965
JBS SA	2,461,629	15,609,999
Marfrig Global Foods SA	506,886	2,125,155
Minerva SA	62,300	95,082
PT Japfa Comfeed Indonesia Tbk	938,100	104,797
SLC Agricola SA	141,300	964,646
Tata Consumer Products Ltd.	102,075	1,058,264
Uni-President Enterprises Corp.	3,316,000	7,821,084
Universal Robina Corp.	1,138,040	2,962,944
		102,701,395
Household Products - 0.0%
Opple Lighting Co. Ltd. (A Shares)	57,064	175,470
Personal Products - 0.3%
Dabur India Ltd.	203,601	1,612,948
Emami Ltd.	10,684	74,980
LG Household & Health Care Ltd.	24,676	21,981,866
Marico Ltd.	93,327	669,009
Natura & Co. Holding SA (a)	1,634,858	7,761,566
Organic Tea Cosmetics Holdings Co. Ltd. (a)	4,513	2,449
Proya Cosmetics Co. Ltd. (A Shares)	56,300	1,757,302
		33,860,120
Tobacco - 0.0%
ITC Ltd.	362,070	1,066,202
TOTAL CONSUMER STAPLES		320,930,046
ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Ezion Holdings Ltd. warrants 4/16/23 (a)(d)	5,020,014	5,776
Offshore Oil Enginering Co. Ltd. (A Shares)	1,070,200	724,756
Yantai Jereh Oilfield Services (A Shares)	529,272	3,245,838
		3,976,370
Oil, Gas & Consumable Fuels - 2.6%
Anhui Hengyan Coal Industry & Electricity Power Co. Ltd. (A Shares)	3,329,251	3,269,459
China Coal Energy Co. Ltd. (H Shares)	6,566,000	3,300,682
China Merchants Energy Shipping Co. Ltd. (A Shares)	3,633,760	2,495,095
China Petroleum & Chemical Corp. (H Shares)	20,146,000	8,781,836
China Shenhua Energy Co. Ltd. (H Shares)	1,283,000	2,658,795
Empresas COPEC SA	719,063	5,304,054
Gazprom OAO	932,288	4,236,532
Gazprom OAO sponsored ADR (Reg. S)	2,004,494	17,880,086
Grupa Lotos SA (a)	11,240	147,177
Hindustan Petroleum Corp. Ltd.	643,806	2,529,789
Indian Oil Corp. Ltd.	1,315,262	2,083,228
Jinneng Science & Technology Co. Ltd.	10,700	25,538
Lukoil PJSC	165,638	14,593,514
Lukoil PJSC sponsored ADR	370,572	32,328,701
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	218,806	1,645,488
Novatek PJSC GDR (Reg. S)	156,912	34,379,419
Oil & Natural Gas Corp. Ltd.	9,367,749	17,725,128
PetroChina Co. Ltd. (H Shares)	29,512,000	12,778,948
Petronet LNG Ltd.	1,375,049	4,025,360
Polish Oil & Gas Co. SA	1,767,275	2,382,069
PT Adaro Energy Tbk	1,702,400	202,065
PT Bukit Asam Tbk	680,141	123,468
PT Indo Tambangraya Megah Tbk	218,900	329,363
PT United Tractors Tbk	3,217,300	4,795,905
PTT PCL (For. Reg.)	3,262,000	3,439,804
Qatar Fuel Co.	6,939	34,685
Rabigh Refining & Petrochemical Co. (a)	978,518	5,738,191
Reliance Industries Ltd.	1,424,242	45,617,466
Reliance Industries Ltd. sponsored GDR (c)	49,800	3,182,220
Rosneft Oil Co. OJSC	1,237,559	9,415,318
Saudi Arabian Oil Co.	169,139	1,562,178
Shaanxi Coal Industry Co. Ltd. (A Shares)	1,077,800	2,011,889
Shan Xi Hua Yang Group New Energy Co. Ltd.	211,900	356,258
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	962,300	1,632,990
Susco Public Co. Ltd. unit	49,300	4,803
Tatneft PAO sponsored ADR	28,136	1,071,138
Yanzhou Coal Mining Co. Ltd. (H Shares)	594,000	932,362
		253,021,001
TOTAL ENERGY		256,997,371
FINANCIALS - 11.7%
Banks - 8.2%
Absa Group Ltd.	750,793	6,303,974
Abu Dhabi Commercial Bank PJSC	1,711,282	3,960,115
Agricultural Bank of China Ltd. (H Shares)	5,158,980	1,700,254
Akbank TAS	2,791,031	1,329,426
Al Rajhi Bank	1,460,205	51,455,139
Alior Bank SA (a)	44,052	617,577
Alpha Bank SA (a)	1,551,672	1,826,622
Axis Bank Ltd. (a)	915,044	7,988,663
Banco de Credito e Inversiones	321	10,863
Banco do Brasil SA	480,959	2,723,967
Banco Santander Chile sponsored ADR	440,010	7,792,577
Bank Albilad (a)	118,061	1,350,042
Bank Millennium SA (a)	95,055	190,702
Bank of China Ltd. (H Shares)	4,075,000	1,414,988
Bank of Communications Co. Ltd. (H Shares)	5,609,703	3,265,972
Bank Polska Kasa Opieki SA	97,846	2,828,986
BNK Financial Group, Inc.	49,906	337,436
Burgan Bank SAK	307,892	219,850
Capitec Bank Holdings Ltd.	130,890	14,912,342
China CITIC Bank Corp. Ltd. (H Shares)	4,095,000	1,759,201
China Construction Bank Corp. (H Shares)	65,907,000	42,945,433
China Everbright Bank Co. Ltd. (H Shares)	1,257,900	432,312
China Merchants Bank Co. Ltd. (H Shares)	2,782,500	21,516,382
CIMB Group Holdings Bhd	4,018,417	4,953,099
Commercial International Bank SAE sponsored GDR	2,462,256	7,620,682
Credicorp Ltd. (United States)	114,780	13,544,040
CTBC Financial Holding Co. Ltd.	6,847,000	6,029,046
DGB Financial Group Co. Ltd.	16,476	124,630
Dubai Islamic Bank Pakistan Ltd. (a)	417,840	586,985
E.SUN Financial Holdings Co. Ltd.	7,899,450	7,679,307
EFG Eurobank Ergasias SA (a)	1,958,719	1,952,596
Emirates NBD Bank PJSC	53,596	192,608
First Abu Dhabi Bank PJSC	891,717	4,656,321
Grupo Financiero Banorte S.A.B. de CV Series O	6,535,847	39,055,058
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	320,573	309,323
Gulf Bank	829,317	668,937
Hana Financial Group, Inc.	638,671	21,321,781
HDFC Bank Ltd.	2,587,104	51,288,521
HDFC Bank Ltd. sponsored ADR	212,754	13,929,004
ICICI Bank Ltd.	3,030,837	28,668,905
ICICI Bank Ltd. sponsored ADR	1,782,342	32,902,033
Industrial & Commercial Bank of China Ltd. (H Shares)	59,270,310	31,320,398
KakaoBank Corp.	5,023	278,494
Kasikornbank PCL NVDR	3,049,100	11,955,479
KB Financial Group, Inc.	540,996	24,139,349
Komercni Banka A/S	102,183	3,909,200
Kotak Mahindra Bank Ltd. (a)	598,599	15,637,701
Krung Thai Bank PCL NVDR	679,400	228,048
mBank SA (a)	648	76,519
National Bank of Greece SA (a)	4,195,523	12,547,222
Nedbank Group Ltd.	181,193	1,872,906
Nova Ljubljanska banka d.d. unit	819,776	14,038,590
OTP Bank PLC (a)	504,509	27,937,230
Powszechna Kasa Oszczednosci Bank SA (a)	448,849	4,758,202
PT Bank Bukopin Tbk (a)	11,635	242
PT Bank Central Asia Tbk	37,536,500	19,066,367
PT Bank Mandiri (Persero) Tbk	60,903,500	29,766,067
PT Bank Rakyat Indonesia Tbk	35,799,619	10,200,638
Pureun Mutual Savings Bank	2,171	20,184
Qatar National Bank SAQ (a)	1,303,440	6,941,418
Santander Bank Polska SA	10,032	890,794
Saudi Investment Bank/The	99,243	446,535
Sberbank of Russia	643,442	2,754,974
Sberbank of Russia	4,690,451	20,014,070
Sberbank of Russia sponsored ADR	3,284,127	55,534,588
Shinhan Financial Group Co. Ltd.	709,408	20,712,830
Siam Commercial Bank PCL (For. Reg.)	2,140,000	7,755,235
Sinopac Holdings Co.	3,628,000	2,002,217
Standard Bank Group Ltd.	353,325	2,869,920
State Bank of India	2,451,283	15,032,469
Taishin Financial Holdings Co. Ltd.	2,354,014	1,581,062
TCS Group Holding PLC GDR	260,054	24,897,570
The Saudi National Bank	431,670	6,949,800
TISCO Financial Group PCL	602,300	1,605,716
Turkiye Garanti Bankasi A/S	346,880	289,399
Woori Financial Group, Inc.	204,575	2,178,574
Yapi ve Kredi Bankasi A/S	74,148	17,172
		792,592,878
Capital Markets - 0.4%
Alexander Forbes Group Holdings Ltd.	888	249
B3 SA - Brasil Bolsa Balcao	3,928,154	7,762,888
Boursa Kuwait Securities Co. KPSC	76,300	487,311
Daishin Securities Co. Ltd.	5,900	93,498
East Money Information Co. Ltd. (A Shares)	285,600	1,554,481
HDFC Asset Management Co. Ltd. (c)	81,636	2,729,860
Hong Kong Exchanges and Clearing Ltd.	125,600	6,925,878
Korea Investment Holdings Co. Ltd.	60,259	3,835,006
Noah Holdings Ltd. sponsored ADR (a)	34,004	1,238,766
Share India Securities Ltd.	4,260	45,099
VLS Finance Ltd.	24,557	61,229
XP, Inc. Class A (a)	484,318	13,890,240
		38,624,505
Consumer Finance - 0.4%
360 DigiTech, Inc. ADR	175,173	4,078,027
AEON Credit Service Bhd	2,000	6,139
Bajaj Finance Ltd.	39,264	3,658,323
Commercial Facilities Co. SAK	103,124	67,840
Kaspi.KZ JSC:
unit (c)	41,617	5,368,593
unit	69,699	8,991,171
Kruk SA	4,717	387,035
Samsung Card Co. Ltd.	17,668	484,564
Shriram Transport Finance Co. Ltd.	772,255	14,465,128
		37,506,820
Diversified Financial Services - 0.5%
Chailease Holding Co. Ltd.	1,403,268	12,487,252
FirstRand Ltd.	4,391,040	15,355,947
Meritz Financial Holdings Co.	5,647	163,943
Rec Ltd.	1,021,326	1,829,819
SK Square Co. Ltd.	7,293	419,145
Yuanta Financial Holding Co. Ltd.	16,703,960	14,275,293
		44,531,399
Insurance - 1.8%
AIA Group Ltd.	7,171,184	75,494,285
Cathay Financial Holding Co. Ltd.	360,000	777,937
China Life Insurance Co. Ltd. (H Shares)	5,888,000	9,683,766
China Pacific Insurance (Group) Co. Ltd. (H Shares)	3,827,200	11,091,911
China Taiping Insurance Group Ltd.	1,238,600	1,724,955
Fubon Financial Holding Co. Ltd.	4,369,185	11,518,959
HDFC Standard Life Insurance Co. Ltd. (c)	204,930	1,857,741
Hyundai Fire & Marine Insurance Co. Ltd.	49,606	964,298
ICICI Lombard General Insurance Co. Ltd. (c)	48,502	928,287
PICC Property & Casualty Co. Ltd. (H Shares)	11,442,000	9,786,886
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	81,700	619,011
(H Shares)	3,088,000	21,406,765
Porto Seguro SA	629,038	2,490,708
Powszechny Zaklad Ubezpieczen SA	1,330,551	11,642,969
Prudential PLC (a)	137,943	2,330,032
Samsung Fire & Marine Insurance Co. Ltd.	57,142	9,755,645
Sanlam Ltd.	1,292,730	4,500,870
		176,575,025
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	980,727	34,907,874
LIC Housing Finance Ltd. (a)	1,614,541	7,999,610
Sangsangin Co. Ltd. (a)	4,273	27,772
		42,935,256
TOTAL FINANCIALS		1,132,765,883
HEALTH CARE - 1.9%
Biotechnology - 0.2%
I-Mab ADR (a)	13,722	829,632
InnoCare Pharma Ltd. (a)(c)	407,000	1,037,594
Innovent Biologics, Inc. (a)(c)	714,000	6,349,820
Remegen Co. Ltd. (H Shares) (a)(c)	47,500	644,460
Zai Lab Ltd. (a)	94,300	6,657,967
Zai Lab Ltd. ADR (a)	2,214	153,320
		15,672,793
Health Care Equipment & Supplies - 0.2%
Peijia Medical Ltd. (a)(c)	871,000	1,874,247
Rayence Co. Ltd.	12,372	121,819
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	350,138	19,719,366
		21,715,432
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	17,250	1,306,441
Bangkok Chain Hospital PCL	2,390,400	1,519,518
Hapvida Participacoes e Investimentos SA (c)	4,956,563	9,618,916
Mediclinic International PLC (a)	1,760,191	6,926,773
National Medical Care Co.	10,441	172,551
Neuca SA	233	44,987
Rede D'Oregon Sao Luiz SA (c)	218,111	1,946,446
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	666,100	1,214,663
		22,750,295
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (c)	509,500	2,593,889
Life Sciences Tools & Services - 0.7%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	125,100	1,994,092
Pharmaron Beijing Co. Ltd. (H Shares) (c)	343,700	7,082,917
WuXi AppTec Co. Ltd.	349,969	7,918,473
WuXi AppTec Co. Ltd. (H Shares) (c)	686,556	15,292,995
Wuxi Biologics (Cayman), Inc. (a)(c)	2,675,500	36,091,937
		68,380,414
Pharmaceuticals - 0.6%
Aspen Pharmacare Holdings Ltd.	268,636	4,018,306
Cipla Ltd. (a)	618,111	7,994,290
Hansoh Pharmaceutical Group Co. Ltd. (c)	2,180,000	4,450,577
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	313,836	2,473,980
Richter Gedeon PLC	1,045,245	27,817,794
Sino Biopharmaceutical Ltd.	4,009,500	2,925,629
Sun Pharmaceutical Industries Ltd.	418,597	4,200,462
		53,881,038
TOTAL HEALTH CARE		184,993,861
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.0%
Embraer SA (a)	484,600	1,649,856
Hindustan Aeronautics Ltd.	23,559	400,566
		2,050,422
Air Freight & Logistics - 0.1%
InPost SA	96,209	1,073,103
SF Holding Co. Ltd. (A Shares)	1,004,662	9,665,706
Sinotrans Ltd. (H Shares)	256,000	82,072
		10,820,881
Airlines - 0.0%
Copa Holdings SA Class A (a)(b)	13,316	931,055
Wizz Air Holdings PLC (a)(c)	28,667	1,504,439
		2,435,494
Building Products - 0.1%
Bawan Co.	67,521	608,330
Dare Power Dekor Home Co. Ltd. (A Shares)	1,474,978	2,764,874
Everest Industries Ltd.	8,635	43,077
HSIL Ltd.	19,766	55,021
Kajaria Ceramics Ltd.	28,685	435,852
KCC Glass Corp.	5,139	229,765
LX Hausys Ltd.	1,397	66,356
SCG Ceramics PCL NVDR	567,400	38,765
Sung Kwang Bend Co. Ltd.	9,981	65,293
Xinyi Glass Holdings Ltd.	698,000	1,702,483
ZBOM Home Collection Co. Ltd.	318,156	1,087,798
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	535,209	1,559,131
		8,656,745
Commercial Services & Supplies - 0.0%
China Everbright International Ltd.	3,121,000	2,073,196
Construction & Engineering - 0.4%
Budimex SA	65	3,442
China Railway Group Ltd. (H Shares)	6,601,993	3,140,984
Combined Group Contracting Co. SAKC	26,635	28,880
Daewoo Engineering & Construction Co. Ltd. (a)	47,039	213,492
DL E&C Co. Ltd.	15,458	1,443,659
Hyundai Engineering & Construction Co. Ltd.	5,027	187,793
Larsen & Toubro Ltd.	1,016,566	23,887,947
Metallurgical Corp. China Ltd. (H Shares)	5,023,882	1,275,620
Murray & Roberts Holdings Ltd. (a)	72,316	60,358
Orascom Construction PLC	1,460	6,397
Praj Industries Ltd.	21,698	93,611
Sinopec Engineering Group Co. Ltd. (H Shares)	450,000	219,287
Suzhou Gold Mantis Consolidated Co. Ltd.	1,238,300	1,105,156
Voltas Ltd.	554,692	8,870,640
		40,537,266
Electrical Equipment - 0.3%
China High Speed Transmission Equipment Group Co. Ltd. (a)	492,210	407,755
DONGYANG E&P, Inc.	21,665	300,298
Graphite India Ltd.	181,044	985,497
Harbin Electric Machinery Co. Ltd.(H Shares)	642,632	304,092
Hongfa Technology Co. Ltd. (A Shares)	368,226	4,195,866
Korea Electric Terminal Co. Ltd.	3,163	173,497
Sungrow Power Supply Co. Ltd. (A Shares)	625,300	15,865,601
Weg SA	681,646	3,907,869
Zhejiang HangKe Technology, Inc. Co. (A Shares)	123,219	2,380,818
		28,521,293
Industrial Conglomerates - 0.2%
Aamal Co. (a)	177,954	50,635
Alfa SA de CV Series A	39,252	28,063
Astra Industrial Group	30,578	291,793
CITIC Pacific Ltd.	6,161,000	5,562,124
CJ Corp.	9,969	674,048
Doosan Co. Ltd.	2,463	225,862
Hanwha Corp.	83,235	2,099,904
Hong Leong Industries Bhd	3,000	6,296
Industries Qatar QSC (a)	144,204	575,073
Koc Holding A/S	813,223	1,695,570
Kolon Corp.	8,285	199,566
LG Corp.	92,864	6,153,364
Mannai Corp.	86,440	110,347
Nava Bharat Ventures Ltd. (a)	69,851	101,242
Shanghai Industrial Holdings Ltd.	48,000	68,941
SM Investments Corp.	331,790	6,437,274
		24,280,102
Machinery - 0.5%
Ador Welding Ltd. (a)	1,754	15,821
China International Marine Containers Group Co. Ltd. (H Shares)	753,954	1,378,736
Cimc Enric Holdings Ltd.	503,016	687,632
DY POWER Corp.	2,224	21,804
Elgi Equipments Ltd.	55,168	202,197
Estun Automation Co. Ltd. (A Shares)	627,200	2,711,103
Grindwell Norton Ltd.	9,490	203,858
Guangxi Liugong Machinery Co. Ltd. (A Shares)	323,892	386,779
Haitian International Holdings Ltd.	420,000	1,152,603
Hangcha Group Co. Ltd. (A Shares)	213,394	549,889
HIWIN Technologies Corp.	723,443	7,443,082
Industrias Romi SA	59,300	165,500
Kepler Weber SA	5,195	28,859
Kirloskar Brothers Ltd.	3,519	16,428
Kirloskar Oil Engines Ltd.	16,592	40,453
NRB Bearings Ltd. (a)	71,935	151,485
Schaeffler India Ltd.	1,523	158,055
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	539,600	2,331,600
Shanghai Chuangli Group Co. Ltd. (A Shares)	574,500	559,669
Shanghai Hanbell Precise Machinery Co. Ltd. (A Shares)	73,779	338,505
Sinotruk Hong Kong Ltd.	1,442,072	2,137,773
SNT Energy Co. Ltd.	3,136	46,649
Techtronic Industries Co. Ltd.	446,000	9,202,539
Tian Di Science & Technology Co. Ltd. (A Shares)	706,000	464,802
Weichai Power Co. Ltd.:
(A Shares)	102	247
(H Shares)	5,709,000	10,147,056
Yutong Bus Co. Ltd.	951,198	1,650,021
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	3,005,330	10,969,599
		53,162,744
Marine - 0.2%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	5,152,750	8,814,784
Evergreen Marine Corp. (Taiwan)	740,000	3,296,748
Qatar Navigation QPSC	6,188	12,713
Yang Ming Marine Transport Corp. (a)	721,000	2,977,987
		15,102,232
Professional Services - 0.1%
Anhui Transport Consulting & Design Institute Co. Ltd. (A Shares)	74,200	102,714
Centre Testing International Group Co. Ltd. (A Shares)	1,191,137	4,624,703
Headhunter Group PLC ADR	18,283	1,004,651
Renrui Human Resources Technology Holdings Ltd.	3,348	3,602
Sporton International, Inc.	337,200	2,559,872
		8,295,542
Road & Rail - 0.2%
Container Corp. of India Ltd.	113,231	934,797
Globaltrans Investment PLC GDR (Reg. S)	8,980	63,399
Localiza Rent A Car SA	979,165	8,901,896
TuSimple Holdings, Inc.	24,775	990,752
United International Transportation Co.	354,251	4,315,298
VRL Logistics Ltd.	13,652	82,630
		15,288,772
Trading Companies & Distributors - 0.1%
BOC Aviation Ltd. Class A (c)	648,500	4,578,087
CITIC Resources Holdings Ltd. (a)	590,000	34,804
Jiangsu Guotai International Group Co. Ltd. (A Shares)	353,986	726,405
LX International Corp.	10,711	209,571
Somany Home Innovation Ltd.	7,738	41,570
Xiamen ITG Group Corp. Ltd. A Shares	862,100	921,119
		6,511,556
Transportation Infrastructure - 0.2%
Airports of Thailand PCL (For. Reg.)	1,103,300	1,958,181
China Merchants Holdings International Co. Ltd.	326,000	502,503
Grupo Aeroportuario del Sureste S.A.B. de CV:
Series B	373,320	6,839,282
Series B sponsored ADR	26,543	4,850,733
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	1,155,566
		15,306,265
TOTAL INDUSTRIALS		233,042,510
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.1%
Accton Technology Corp.	716,000	7,480,427
Electronic Equipment & Components - 1.2%
Alviva Holdings Ltd.	11,198	10,497
AU Optronics Corp.	2,425,000	1,757,130
Coretronic Corp.	106,400	304,439
General Interface Solution Holding Ltd.	151,000	542,056
Goldtek Technology Co. Ltd.	6,713	21,954
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,557,626	46,802,997
Innolux Corp.	1,731,000	1,086,416
Largan Precision Co. Ltd.	56,000	4,014,231
LG Display Co. Ltd. (a)	57,396	963,797
LG Innotek Co. Ltd.	9,299	2,393,165
Redington (India) Ltd.	96,388	188,733
Samsung Electro-Mechanics Co. Ltd.	25,301	3,560,419
Samsung SDI Co. Ltd.	31,553	18,347,558
Simplo Technology Co. Ltd.	3,000	35,536
SINBON Electronics Co. Ltd.	158,000	1,456,365
Sirtec International Co. Ltd.	1,000	929
Sunny Optical Technology Group Co. Ltd.	152,800	4,620,446
Unimicron Technology Corp.	2,520,000	20,698,554
Utechzone Co. Ltd.	48,000	125,906
Wasion Holdings Ltd.	54,000	20,982
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	300,640	3,744,596
Yageo Corp.	281,600	4,626,764
		115,323,470
IT Services - 1.5%
Computer Age Management Services Private Ltd.	4,822	197,599
Digital China Holdings Ltd. (H Shares)	269,000	144,883
Globant SA (a)	55,353	14,669,099
HCL Technologies Ltd.	621,785	9,427,370
Hinduja Global Solutions Ltd.	1,905	73,032
Infosys Ltd.	663,015	15,091,489
Infosys Ltd. sponsored ADR	1,739,080	39,268,426
MindTree Consulting Ltd.	111,574	6,430,807
Mphasis BFL Ltd.	81,525	3,142,838
Network International Holdings PLC (a)(c)	505,549	1,799,894
PagSeguro Digital Ltd. (a)(b)	109,656	2,802,807
StoneCo Ltd. Class A (a)	71,202	1,110,751
Systex Corp.	33,000	101,957
Tata Consultancy Services Ltd.	417,087	19,600,034
Tech Mahindra Ltd.	725,172	14,884,373
Wipro Ltd.	1,232,209	10,392,961
WNS Holdings Ltd. sponsored ADR (a)	22,471	1,889,137
		141,027,457
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Analog Technology, Inc.	51,000	160,881
Alcor Micro Corp.	85,000	190,584
ASE Technology Holding Co. Ltd.	2,334,000	8,557,719
ASML Holding NV (Netherlands)	6,228	4,888,234
ChipMOS TECHNOLOGIES, Inc.	908,000	1,507,478
D&O Green Technologies Bhd	37,600	51,893
Daqo New Energy Corp. ADR (a)	33,170	1,901,968
eGalax_eMPIA Technology, Inc.	297,910	833,522
eMemory Technology, Inc.	143,000	11,129,067
Everlight Electronics Co. Ltd.	73,000	134,862
Generalplus Technology, Inc.	41,000	109,280
Global Unichip Corp.	226,000	4,785,328
Himax Technologies, Inc. sponsored ADR (b)	129,420	1,287,729
King Yuan Electronics Co. Ltd.	530,000	829,658
LONGi Green Energy Technology Co. Ltd.	1,029,052	14,135,054
Lx Semicon Co. Ltd.	9,519	860,844
Macroblock, Inc.	68,000	478,851
Malaysian Pacific Industries Bhd	12,286	147,637
MediaTek, Inc.	2,594,000	94,583,578
MLS Co. Ltd. (A Shares)	571,600	1,526,829
Novatek Microelectronics Corp.	318,000	5,326,073
Parade Technologies Ltd.	117,000	8,964,937
Phison Electronics Corp.	24,000	358,306
Powertech Technology, Inc.	924,000	3,302,254
Radiant Opto-Electronics Corp.	437,000	1,515,443
Raydium Semiconductor Corp.	64,572	1,165,258
Realtek Semiconductor Corp.	592,000	11,813,349
Shanghai Fullhan Microelectron Co., Ltd. Class A	68,377	1,728,039
Sigurd Microelectronics Corp.	212,000	452,253
Silergy Corp.	176,774	30,052,675
Silicon Motion Tech Corp. sponsored ADR	8,585	592,623
SK Hynix, Inc.	624,060	60,128,501
Sonix Technology Co. Ltd.	222,000	739,490
Taiwan Semiconductor Manufacturing Co. Ltd.	19,041,900	407,362,420
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	486,907	57,041,155
United Microelectronics Corp.	5,946,000	13,691,622
Vanguard International Semiconductor Corp.	1,326,000	7,430,617
ViTrox Corp. Bhd	6,000	29,268
Winbond Electronics Corp.	1,629,000	1,884,094
		761,679,373
Software - 0.1%
Asseco Poland SA	16,805	359,447
Birlasoft Ltd.	33,607	212,539
Cyient Ltd.	44,146	595,148
Genesis Technology, Inc.	21,000	38,303
Hundsun Technologies, Inc. (A Shares)	680,100	6,241,793
KPIT Engineering Ltd.	63,382	417,469
Nucleus Software Exports Ltd.	31,536	211,010
Oracle Financial Services Soft	1,081	60,962
Sangfor Technologies, Inc.	68,200	2,102,484
Shanghai Weaver Network Co. Ltd. (A Shares)	20,300	196,611
		10,435,766
Technology Hardware, Storage & Peripherals - 3.0%
Acer, Inc.	427,000	426,868
ASUSTeK Computer, Inc.	330,000	4,196,543
Chicony Electronics Co. Ltd.	62,000	177,858
Compal Electronics, Inc.	1,167,000	974,678
Lenovo Group Ltd.	9,398,000	9,605,291
Lite-On Technology Corp.	2,172,000	4,723,363
Micro-Star International Co. Ltd.	356,000	2,095,343
Samsung Electronics Co. Ltd.	4,486,850	270,383,547
Wiwynn Corp.	77,000	2,907,463
		295,490,954
TOTAL INFORMATION TECHNOLOGY		1,331,437,447
MATERIALS - 3.3%
Chemicals - 0.8%
Abou Kir Fertilizers & Chemical Industries	68,315	81,113
Andhra Sugars Ltd. (a)	12,147	95,688
China BlueChemical Ltd. (H Shares)	162,000	49,443
China Risun Group Ltd. Class H	238,000	144,973
China Sanjiang Fine Chemicals Ltd.	329,000	100,835
China XLX Fertiliser Ltd.	138,724	84,501
Finolex Industries Ltd.	24,457	68,991
Formosa Plastics Corp.	969,000	3,574,785
Fufeng Group Ltd.	437,000	174,845
Gujarat Narmada Valley Fertilizers Co.	54,694	309,338
Gujarat State Fertilizers & Chemicals Ltd.	97,251	144,452
Hansol Chemical Co. Ltd.	60,668	15,280,062
Hyosung TNC Co. Ltd.	7,994	3,391,697
KCC Corp.	1,168	271,472
Kolon Industries, Inc.	17,719	1,052,795
LG Chemical Ltd.	34,885	20,461,967
Mangalore Chemicals & Fertilizers Ltd. (a)	50,959	44,615
National Industrialization Co. (a)	317,065	1,698,744
Phillips Carbon Black Ltd.	197,247	549,324
PhosAgro OJSC GDR (Reg. S)	42,690	941,741
Polyplex Corp. Ltd.	8,102	199,114
PT Avia Avian (e)	50,123,400	3,254,653
Sahara International Petrochemical Co.	483,952	4,960,005
Saudi Basic Industries Corp.	167,216	4,822,681
Saudi Industrial Investment Group	233,358	1,881,618
Saudi Kayan Petrochemical Co. (a)	596,629	2,652,674
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	389,683	2,749,205
Sharda Cropchem Ltd.	25,945	108,617
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	50,084	3,118,230
Solar Industries India Ltd.	183,800	6,773,067
Taekwang Industrial Co. Ltd.	168	130,347
Unipar Carbocloro SA	5,600	93,535
UPL Ltd. (a)	150,254	1,363,890
		80,629,017
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd. (H Shares)	781,500	3,552,728
Asia Cement (China) Holdings Corp.	259,584	165,111
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	165,850	1,030,129
CEMEX S.A.B. de CV:
unit (a)	8,134,400	5,045,471
sponsored ADR (a)	1,116,832	6,868,517
China National Building Materials Co. Ltd. (H Shares)	4,140,442	4,470,700
JK Cement Ltd.	168,500	7,258,177
NCL Industries Ltd.	21,490	60,078
Qatar National Cement Co. QSC (a)	43,421	60,964
Ultratech Cement Ltd.	27,184	2,690,800
		31,202,675
Containers & Packaging - 0.0%
CPMC Holdings Ltd.	104,000	53,747
Klabin SA unit	477,578	2,027,764
		2,081,511
Metals & Mining - 2.1%
African Rainbow Minerals Ltd.	32,510	420,533
Aluminum Corp. of China Ltd. (H Shares) (a)	3,364,000	1,642,278
Angang Steel Co. Ltd. (H Shares)	1,995,654	890,597
Anglo American Platinum Ltd.	37,024	3,927,238
AngloGold Ashanti Ltd.	176,828	3,779,930
Ann Joo Resources Bhd	500	219
Baoshan Iron & Steel Co. Ltd. (A Shares)	5,250,001	5,378,440
Barrick Gold Corp.	648,100	12,307,419
China Molybdenum Co. Ltd. (A Shares)	3,100,700	2,869,620
China Oriental Group Co. Ltd. (H Shares)	102,045	27,088
China Zhongwang Holdings Ltd. (a)(d)	350,800	75,576
Companhia Siderurgica Nacional SA (CSN)	410,662	1,589,513
Fangda Special Steel Technology Co. Ltd. (A Shares)	3,603,277	4,093,411
First Quantum Minerals Ltd.	279,117	5,949,631
Ganfeng Lithium Co. Ltd. (H Shares) (c)	119,451	2,329,892
Gold Fields Ltd.	552,294	6,356,904
Grupa Kety SA	325	45,895
Grupo Mexico SA de CV Series B	3,235,917	13,539,768
Hindalco Industries Ltd.	1,462,437	8,037,562
Hunan Valin Steel Co. Ltd. (A Shares)	3,698,518	2,923,109
Impala Platinum Holdings Ltd.	1,648,678	20,648,676
Jiangxi Copper Co. Ltd. (H Shares)	571,000	919,692
KGHM Polska Miedz SA (Bearer)	67,197	2,307,688
Kirloskar Industries Ltd.	674	13,016
Korea Zinc Co. Ltd.	22,553	9,406,773
Kumba Iron Ore Ltd.	75,275	2,131,105
National Aluminium Co. Ltd.	39,774	46,791
Novolipetsk Steel OJSC GDR (Reg. S)	79,012	2,286,607
Polyus PJSC	4,866	948,507
Polyus PJSC unit	21,135	2,022,620
POSCO	107,784	23,758,966
POSCO sponsored ADR	32,366	1,785,632
PT Aneka Tambang Tbk	6,639,700	1,066,246
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	1,011,104	1,139,107
Sibanye Stillwater Ltd.	1,694,625	5,284,325
Southern Copper Corp.	86,447	5,057,150
Tata Steel Ltd.	788,889	11,252,435
Ternium SA sponsored ADR (b)	193,113	7,374,985
Vale SA	665,400	8,279,255
Vale SA sponsored ADR	1,179,145	14,586,024
Xinyu Iron & Steel Co. Ltd.	2,900,747	2,433,887
		198,934,110
Paper & Forest Products - 0.1%
Dexco SA	642,950	2,062,024
Nine Dragons Paper (Holdings) Ltd.	365,000	410,028
Suzano Papel e Celulose SA (a)	549,300	5,487,284
		7,959,336
TOTAL MATERIALS		320,806,649
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Agile Property Holdings Ltd.	2,713,238	1,788,413
Ayala Land, Inc.	15,102,100	10,312,026
China Overseas Land and Investment Ltd.	3,131,000	7,211,177
Emaar Properties PJSC (a)	5,766,024	7,362,351
Gemdale Properties and Investment Corp. Ltd.	318,000	30,585
Greentown Service Group Co. Ltd.	1,494,000	1,433,075
Hang Lung Properties Ltd.	1,253,000	2,484,147
K Wah International Holdings Ltd.	273,792	106,034
Powerlong Real Estate Holding Ltd.	195,417	117,781
Xinyuan Real Estate Co. Ltd. ADR	2,500	2,202
Yuexiu Property Co. Ltd.	178,289	166,446
		31,014,237
UTILITIES - 0.3%
Electric Utilities - 0.1%
CESC Ltd. GDR	126,180	147,014
PGE Polska Grupa Energetyczna SA (a)	333,253	672,478
Saudi Electricity Co.	131,679	828,346
Tauron Polska Energia SA (a)	516,875	360,549
Zespol Elektrowni Patnow Adamow Konin SA (a)	10,963	44,309
		2,052,696
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.	756,100	14,195,055
GAIL India Ltd.	278,197	480,825
Indraprastha Gas Ltd.	649,141	4,185,706
Kunlun Energy Co. Ltd.	2,494,000	2,347,520
Tian Lun Gas Holdings Ltd. (a)	104,000	99,492
		21,308,598
Independent Power and Renewable Electricity Producers - 0.0%
Datang International Power Generation Co. Ltd. (H Shares)	676,000	107,494
TOTAL UTILITIES		23,468,788
TOTAL COMMON STOCKS (Cost $4,018,827,600)		5,289,845,094

Nonconvertible Preferred Stocks - 1.4%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Hyundai Motor Co.	13,362	1,025,431
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,938,400	5,466,288
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,805,500	9,451,669
(PN) sponsored ADR (non-vtg.)	476,984	4,936,784
sponsored ADR	1,690,005	18,032,353
		32,420,806
FINANCIALS - 0.5%
Banks - 0.5%
Banco Bradesco SA (PN)	819,523	2,902,373
Banco do Estado Rio Grande do Sul SA Class B	51,110	91,822
Itau Unibanco Holding SA	5,150,036	20,501,758
Itau Unibanco Holding SA sponsored ADR (b)	3,303,515	12,949,779
Itausa-Investimentos Itau SA (PN)	5,789,507	9,958,383
Sberbank of Russia	145,250	572,790
Sberbank of Russia (Russia)	128,031	505,833
		47,482,738
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Forjas Taurus SA (a)	149,300	590,895
Airlines - 0.0%
Azul SA (a)	704,200	2,928,608
TOTAL INDUSTRIALS		3,519,503
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	474,460	25,624,160
MATERIALS - 0.2%
Chemicals - 0.1%
Braskem SA (PN-A)	345,426	3,075,246
LG Chemical Ltd.	11,485	3,135,326
Unipar Carbocloro SA	31,400	497,599
		6,708,171
Metals & Mining - 0.1%
Gerdau SA	2,666,933	12,239,187
Metalurgica Gerdau SA (PN)	412,500	781,438
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	131,900	318,849
		13,339,474
TOTAL MATERIALS		20,047,645
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	644,991	1,507,543
Companhia Paranaense de Energia-COPEL (PN-B)	500,700	546,848
		2,054,391
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $132,479,630)		137,640,962

Equity Funds - 37.0%
	Shares	Value ($)
Diversified Emerging Markets Funds - 37.0%
Aberdeen Emerging Markets Fund Institutional Service Class	10,693,873	203,397,457
Artisan Developing World Fund Investor Shares	7,320,230	166,974,457
Brandes Emerging Markets Value Fund Class A	16,850,310	140,363,082
Calvert Emerging Markets Equity Fund Class A	45	917
Fidelity Advisor Emerging Markets Fund - Class Z (f)	14,977,222	691,498,339
Fidelity SAI Emerging Markets Index Fund (f)	22,429,841	355,737,275
Fidelity SAI Emerging Markets Low Volatility Index Fund (f)	50,681,873	574,225,623
Fidelity SAI Emerging Markets Value Index Fund (f)	37,732,224	521,836,663
GMO Emerging Markets Fund - Class III	1,924,381	66,237,180
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	10,110,478	295,933,681
Invesco Developing Markets Fund Class R6	4,625,320	233,902,420
Invesco Emerging Markets Innovators Fund Class A	4,958,391	59,203,189
iShares MSCI China ETF (b)	2,226,845	145,212,562
iShares MSCI EM ESG Optimized ETF (b)	209,609	8,405,321
iShares MSCI South Korea Index ETF (b)	546,222	41,365,392
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	15,545,857
Matthews Korea Fund Investor Class	4,457,127	25,494,766
Matthews Pacific Tiger Fund Investor Class	135	4,478
Xtrackers Harvest CSI 300 China ETF Class A (b)	614,959	23,663,622

TOTAL EQUITY FUNDS (Cost $2,799,001,654)		3,569,002,281

Other - 0.1%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (f) (Cost $9,232,556)	1,094,386	11,370,671

U.S. Treasury Obligations - 0.3%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 12/9/21 to 2/24/22 (h) (Cost $32,027,159)	32,030,000	32,026,892

Money Market Funds - 8.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	56,082,142	56,093,359
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	185,140,014	185,158,528
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (k)	547,059,086	547,059,086
TOTAL MONEY MARKET FUNDS (Cost $788,310,973)		788,310,973

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $7,779,879,572)	9,828,196,873
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(171,404,432)
NET ASSETS - 100.0%	9,656,792,441

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	8,640	Dec 2021	523,713,600	(29,980,014)	(29,980,014)

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $200,270,666 or 2.1% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated Fund
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,927,892.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	8,973,295	277,847,586	230,727,522	4,727	-	-	56,093,359	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	213,463,969	1,630,325,566	1,658,631,007	1,404,955	-	-	185,158,528	0.6%
Total	222,437,264	1,908,173,152	1,889,358,529	1,409,682	-	-	241,251,887

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	-	-	-	-	-	283,915,568	691,498,339
Fidelity Emerging Markets Fund	684,589,409	30,000,000	-	-	-	(307,006,638)	-
Fidelity SAI Emerging Markets Index Fund	438,038,233	-	50,000,000	-	17,889,027	(50,189,985)	355,737,275
Fidelity SAI Emerging Markets Low Volatility Index Fund	518,268,483	27,000,000	-	-	-	28,957,140	574,225,623
Fidelity SAI Emerging Markets Value Index Fund	323,147,760	218,000,000	-	-	-	(19,311,097)	521,836,663
Fidelity SAI Inflation-Focused Fund	9,687,545	2,463,969	-	2,463,969	-	(780,843)	11,370,671
	1,973,731,430	277,463,969	50,000,000	2,463,969	17,889,027	(64,415,855)	2,154,668,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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